Loan Payable	12 Months Ended
Aug. 31, 2022
Loans Payable [Abstract]
Loan Payable
12.	Loan Payable

	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Loan Payable	-	31,001	4,500
Total	-	31,001	4,500

In July 2022, Metaverse Digital entered into an agreement with WWJ Group, Inc, pursuant to which Metaverse Digital is entitled to borrow a loan of USD 1.2 million with 5% interest rate from July 22, 2022 to July 21, 2023.

In April 2022, Metaverse Digital entered into an agreement with SOS Information Technology New York Inc, pursuant to which Metaverse Digital is entitled to borrow a loan of USD 1.0 million with nil interest rate from April 26, 2022 to April 25, 2023.

In February 2022, the Company entered into an agreement with Mr. Feng, pursuant to which the Company borrowed a loan of USD 1.5 million with 5% interest rate from February 8, 2022 to February 7, 2023.

In December 2021, the Company entered into an agreement with Mr. Li, pursuant to which the Company borrowed a loan of USD 0.6 million with 12% interest rate from December 7, 2021 to December 6, 2022.

In December 2021, the Company entered into an agreement with Mr. Li, pursuant to which the Company borrowed a loan of USD 0.2 million with 12% interest rate from December 10, 2021 to December 9, 2022.